Financial Assets - Contractual Maturity Schedule of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 928,751	¥ 806,717
Not later than one year [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		24,454	16,907
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		128,266	137,840
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		241,372	279,086
After ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 534,659	¥ 372,884

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.